Property, Equipment and Software, Net - Schedule of Property, Equipment and Software, Net (Details) ¥ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Property, Equipment and Software, Net [Line Items]
Total property, equipment and software, Gross	¥ 11,557		¥ 11,888
Less: accumulated depreciation and amortization	(10,424)		(10,776)
impairment	(1,133)		(1,112)
Property, equipment and software, net
Furniture And Electronic Equipment [Member]
Schedule of Property, Equipment and Software, Net [Line Items]
Total property, equipment and software, Gross	5,200		5,531
Vehicles [Member]
Schedule of Property, Equipment and Software, Net [Line Items]
Total property, equipment and software, Gross	222		222
Software [Member]
Schedule of Property, Equipment and Software, Net [Line Items]
Total property, equipment and software, Gross	1,466		1,466
Leasehold Improvements [Member]
Schedule of Property, Equipment and Software, Net [Line Items]
Total property, equipment and software, Gross	¥ 4,669		¥ 4,669